Amount and Location of Gains (Losses) Recognized in Income for Derivatives Not Designated or Qualifying as Hedging Instruments (Detail) - Derivatives not designated as accounting hedging instruments - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized investment gains, net | Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) recognized in income, net of reinsurance	$ 17,969	$ 2,472	$ (7,557)
Realized investment gains, net | Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) recognized in income, net of reinsurance	1,391	884	(1,651)
Realized investment gains, net | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) recognized in income, net of reinsurance		500
Policyholders' benefits | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) recognized in income, net of reinsurance	(1,660)	8,267	(478)
Policyholders' benefits | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) recognized in income, net of reinsurance	$ (168)	$ (121)	$ 956